Share Capital - Additional Information (Detail)			12 Months Ended
	Mar. 30, 2018 USD ($) shares	Mar. 16, 2016 USD ($) shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 GBP (£) £ / shares shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 GBP (£) £ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2018 $ / shares shares	Mar. 16, 2018 £ / shares	Mar. 31, 2017 $ / shares shares
Disclosure of classes of share capital [line items]
Authorized share capital shares				60,000,000		60,000,000		60,000,000		60,000,000
Par value per share | (per share)				£ 0.10		£ 0.10		$ 0.16		$ 0.16
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares outstanding				4,400,000		3,300,000	1,100,000	4,400,000		3,300,000
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital amount | £				£ 6,100,000		£ 6,100,000
Authorized share capital shares				60,000,000		60,000,000		60,000,000		60,000,000
Par value per share | £ / shares				£ 0.10		£ 0.10
Number of shares outstanding				50,434,080		50,012,559		50,434,080		50,012,559
Preference shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital shares				1,000,000		1,000,000		1,000,000		1,000,000
Par value per share | £ / shares				£ 0.10		£ 0.10
Number of shares outstanding				0		0		0		0
American depositary shares [member]
Disclosure of classes of share capital [line items]
Par value per share | £ / shares									£ 0.10
Number of ordinary shares represented by 1 American Depositary Shares		1
Number of shares repurchased			1,100,000	1,100,000	2,200,000	2,200,000
Shares repurchased value | $			$ 39,546,000		$ 64,224,000
Shares repurchased transaction costs | $			$ 17,000		33,000
Shares repurchased cancellation fees | $					$ 111,000		$ 55,000
American depositary shares [member] | Top of range [member]
Disclosure of classes of share capital [line items]
Number of shares authorized to be repurchased	3,300,000	3,300,000
Price for repurchase of shares | $	$ 100	$ 50
Duration of share repurchase program	36 months
American depositary shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Price for repurchase of shares | $	$ 10	$ 10